Significant Accounting Policies - Summary of Estimated Useful Lives For Current and Comparative Period (Detail)	12 Months Ended
Dec. 31, 2022
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	10
Annual depreciation rate	10.00%
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	10
Annual depreciation rate	10.00%
Computer equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	3.3
Annual depreciation rate	25.00%
Computer equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	4
Annual depreciation rate	30.00%
Transportation equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	4
Annual depreciation rate	20.00%
Transportation equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	5
Annual depreciation rate	25.00%
Communication equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	3.3
Annual depreciation rate	10.00%
Communication equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	10
Annual depreciation rate	30.00%
Communication equipment [Member] | Middle Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	4
Annual depreciation rate	25.00%
Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful life (years)	10
Annual depreciation rate	10.00%